Note 4 - Asset Acquisition - Consideration for Acquisition (Details) - Lowell Therapeutics [Member] $ in Thousands	Jan. 07, 2022 USD ($)
Payments to Acquire Businesses, Gross	$ 3,536
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	6,000
Business Combination, Acquiree Common Stock to Be Held Back to Satisfy Some Obligations, Value	800	[1]
Business Acquisition, Transaction Costs	2,521
Business Combination, Consideration Transferred, Total	12,368
Cash acquired	(3,549)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets, Total	8,819	[2]
Common Stock [Member]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	5,161
Common Stock to Settle Transaction Costs [Member]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	$ 350

[1]	Recorded as Other long-term liabilities in the Condensed Consolidated Balance Sheets.
[2]	Recorded as In-process research and development asset in the Condensed Consolidated Balance Sheets.